Performance Management - Prospectus Summary	Dec. 31, 2025
NYLI VP American Century Sustainable Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.

Effective May 1, 2026, the Portfolio modified it's principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q4	20.90%
Worst Quarter
2020, Q1	-28.53%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP American Century Sustainable Equity Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[2]	S&P 500® Index2
S&P 500® Index2 | Average Annual Return, Percent			17.88%	14.42%	14.82%
Initial Class | Average Annual Return, Percent			11.34%	13.96%	11.86%
Initial Class | Performance Inception Date		Feb. 17, 2012
Service Class | Average Annual Return, Percent			11.06%	13.68%	11.58%
Service Class | Performance Inception Date		Feb. 17, 2012
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

NYLI VP American Century Sustainable Equity Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.90%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP Candriam Emerging Markets Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the MSCI Emerging Markets Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. Effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The past performance in the bar chart and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies.

Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	22.39%
Worst Quarter
2020, Q1	-23.24%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Candriam Emerging Markets Equity Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index | Average Annual Return, Label [Optional Text]	[1]	MSCI Emerging Markets Index (Net)1
MSCI Emerging Markets Index | Average Annual Return, Percent			33.57%	4.20%	8.42%
Initial Class | Average Annual Return, Percent			35.88%	2.77%	7.65%
Initial Class | Performance Inception Date		Feb. 17, 2012
Service Class | Average Annual Return, Percent			35.54%	2.52%	7.39%
Service Class | Performance Inception Date		Feb. 17, 2012
[1]	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

NYLI VP Candriam Emerging Markets Equity Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP Dimensional U.S. Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance as well as two additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 1000® Index and the S&P 500® Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC.

Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Effective August 12, 2024, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	21.26%
Worst Quarter
2020, Q1	-20.95%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Dimensional U.S. Equity Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[2]	S&P 500® Index3
S&P 500® Index2 | Average Annual Return, Percent			17.88%	14.42%	14.82%
Russell 1000® Index2 | Average Annual Return, Label [Optional Text]	[3]	Russell 1000® Index2
Russell 1000® Index2 | Average Annual Return, Percent			17.37%	13.59%	14.59%
Initial Class | Average Annual Return, Percent			13.75%	12.39%	12.68%
Initial Class | Performance Inception Date		Jan. 23, 1984
Service Class | Average Annual Return, Percent			13.46%	12.11%	12.40%
Service Class | Performance Inception Date		Jun. 05, 2003
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[3]	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

NYLI VP Dimensional U.S. Equity Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP Epoch U.S. Equity Yield Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index and a composite index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 1000® Value Index and the U.S. Equity Yield Composite Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the bar chart and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2022, Q4	13.59%
Worst Quarter
2020, Q1	-24.02%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Epoch U.S. Equity Yield Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
Russell 1000® Value Index2 | Average Annual Return, Label [Optional Text]	[2]	Russell 1000® Value Index2
Russell 1000® Value Index2 | Average Annual Return, Percent			15.91%	11.33%	10.53%
U.S. Equity Yield Composite Index3 | Average Annual Return, Label [Optional Text]	[3]	U.S. Equity Yield Composite Index3
U.S. Equity Yield Composite Index3 | Average Annual Return, Percent			9.53%	8.30%	9.52%
Initial Class | Average Annual Return, Percent			14.24%	12.02%	9.96%
Initial Class | Performance Inception Date		May 01, 1998
Service Class | Average Annual Return, Percent			13.96%	11.74%	9.69%
Service Class | Performance Inception Date		Jun. 05, 2003
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[3]	The U.S. Equity Yield Composite Index consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. It is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

NYLI VP Epoch U.S. Equity Yield Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.59%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP Fidelity Institutional AM Utilities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. The Portfolio replaced its subadvisor, modified its principal investment strategies and changed its classification from a diversified fund to a non-diversified fund as of November 30, 2018. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor, principal investment strategies and diversification status.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2024, Q3	18.56%
Worst Quarter
2020, Q1	-18.51%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Fidelity Institutional AM Utilities Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
MSCI USA IMI Utilities 25/50 Index | Average Annual Return, Label [Optional Text]	[2]	MSCI USA IMI Utilities 25/50 Index (Gross)2
MSCI USA IMI Utilities 25/50 Index | Average Annual Return, Percent			16.48%	9.59%	10.51%
Initial Class | Average Annual Return, Percent			13.79%	12.34%	10.97%
Initial Class | Performance Inception Date		Feb. 17, 2012
Service Class | Average Annual Return, Percent			13.50%	12.06%	10.69%
Service Class | Performance Inception Date		Feb. 17, 2012
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The MSCI USA IMI Utilities 25/50 Index (Gross) is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

NYLI VP Fidelity Institutional AM Utilities Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.56%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP MFS Investors Trust Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	Because the Portfolio does not have a full calendar year of performance as of the date of the Prospectus, no calendar year performance information for the Portfolio has been provided.
NYLI VP MFS Research Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	Because the Portfolio does not have a full calendar year of performance as of the date of the Prospectus, no calendar year performance information for the Portfolio has been provided.
NYLI VP Natural Resources Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The table also includes the average annual returns of the S&P Global Natural Resources Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies as of November 30, 2018. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.

The Portfolio's subadvisor changed effective September 1, 2021 due to an organizational restructuring whereby all investment personnel of Mellon Investments Corporation, the former subadvisor, transitioned to Newton Investment Management North America, LLC.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2022, Q1	35.39%
Worst Quarter
2020, Q1	-36.17%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Natural Resources Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index | Average Annual Return, Label [Optional Text]	[1]	MSCI World Index (Net)1
MSCI World Index | Average Annual Return, Percent			21.09%	12.15%	12.17%
S&P Global Natural Resources Index2 | Average Annual Return, Label [Optional Text]	[2]	S&P Global Natural Resources Index2
S&P Global Natural Resources Index2 | Average Annual Return, Percent			29.66%	11.32%	11.09%
Initial Class | Average Annual Return, Percent			15.20%	17.27%	10.88%
Initial Class | Performance Inception Date		Feb. 17, 2012
[1]	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[2]	The S&P Global Natural Resources Index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure to agribusiness, energy, and metals & mining.

NYLI VP Natural Resources Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	35.39%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(36.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP Newton Technology Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	Because the Portfolio does not have a full calendar year of performance as of the date of the Prospectus, no calendar year performance information for the Portfolio has been provided.
NYLI VP PineStone International Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	19.53%
Worst Quarter
2020, Q1	-19.78%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP PineStone International Equity Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[1]	MSCI EAFE® Index (Net)1
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%	8.18%
Initial Class | Average Annual Return, Percent			12.29%	0.20%	5.44%
Initial Class | Performance Inception Date		May 01, 1995
Service Class | Average Annual Return, Percent			12.01%	(0.05%)	5.18%
Service Class | Performance Inception Date		Jun. 05, 2003
[1]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

NYLI VP PineStone International Equity Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP S&P 500 Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the S&P 500® Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which was a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC.

Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC, a former subadvisor, and the day-to-day investment services provided by IndexIQ Advisors LLC to the Portfolio, were transitioned to New York Life Investment Management LLC.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	20.51%
Worst Quarter
2020, Q1	-19.62%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP S&P 500 Index Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[1]	S&P 500® Index1
S&P 500® Index2 | Average Annual Return, Percent			17.88%	14.42%	14.82%
Initial Class | Average Annual Return, Percent			17.72%	14.28%	14.63%
Initial Class | Performance Inception Date		Jan. 29, 1993
Service Class | Average Annual Return, Percent			17.43%	14.00%	14.34%
Service Class | Performance Inception Date		Jun. 05, 2003
[1]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

NYLI VP S&P 500 Index Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP Schroders Mid Cap Opportunities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance, as well as two additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell Midcap® Index which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC.

Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Effective August 12, 2024, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	23.94%
Worst Quarter
2020, Q1	-29.03%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Schroders Mid Cap Opportunities Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
Russell Midcap® Index2 | Average Annual Return, Label [Optional Text]	[2]	Russell Midcap® Index2
Russell Midcap® Index2 | Average Annual Return, Percent			10.60%	8.67%	11.01%
Initial Class | Average Annual Return, Percent			7.27%	5.05%	7.39%
Initial Class | Performance Inception Date		Jul. 02, 2001
Service Class | Average Annual Return, Percent			7.00%	4.79%	7.12%
Service Class | Performance Inception Date		Jun. 05, 2003
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

NYLI VP Schroders Mid Cap Opportunities Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.94%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.03%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP Small Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. Effective May 1, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	31.04%
Worst Quarter
2020, Q1	-23.44%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Small Cap Growth Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
Russell 2000® Growth Index2 | Average Annual Return, Label [Optional Text]	[2]	Russell 2000® Growth Index2
Russell 2000® Growth Index2 | Average Annual Return, Percent			13.01%	3.18%	9.57%
Initial Class | Average Annual Return, Percent			4.89%	1.64%	8.95%
Initial Class | Performance Inception Date		Feb. 17, 2012
Service Class | Average Annual Return, Percent			4.63%	1.38%	8.68%
Service Class | Performance Inception Date		Feb. 17, 2012
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

NYLI VP Small Cap Growth Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	31.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP Wellington Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the bar chart and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies.

The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	29.56%
Worst Quarter
2022, Q2	-23.69%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Wellington Growth Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
Russell 1000® Growth Index2 | Average Annual Return, Label [Optional Text]	[2]	Russell 1000® Growth Index2
Russell 1000® Growth Index2 | Average Annual Return, Percent			18.56%	15.32%	18.13%
Initial Class | Average Annual Return, Percent			17.06%	10.37%	13.45%
Initial Class | Performance Inception Date		Jan. 29, 1993
Service Class | Average Annual Return, Percent			16.77%	10.10%	13.17%
Service Class | Performance Inception Date		Jun. 05, 2003
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

NYLI VP Wellington Growth Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.69%)
Lowest Quarterly Return, Date	Jun. 30, 2022
NYLI VP Wellington Small Cap Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q4	27.55%
Worst Quarter
2020, Q1	-33.93%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Wellington Small Cap Portfolio			12 Months Ended	60 Months Ended	116 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.54%
Russell 2000® Index2 | Average Annual Return, Label [Optional Text]	[2]	Russell 2000® Index2
Russell 2000® Index2 | Average Annual Return, Percent			12.81%	6.09%	9.87%
Initial Class | Average Annual Return, Percent			9.53%	5.93%	7.41%
Initial Class | Performance Inception Date		May 02, 2016
Service Class | Average Annual Return, Percent			9.26%	5.66%	7.15%
Service Class | Performance Inception Date		May 02, 2016
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

NYLI VP Wellington Small Cap Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.55%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(33.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP Winslow Large Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and two additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 1000® Growth Index and the S&P 500® Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	28.26%
Worst Quarter
2022, Q2	-22.10%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Winslow Large Cap Growth Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[2]	S&P 500® Index3
S&P 500® Index2 | Average Annual Return, Percent			17.88%	14.42%	14.82%
Russell 1000® Growth Index2 | Average Annual Return, Label [Optional Text]	[3]	Russell 1000® Growth Index2
Russell 1000® Growth Index2 | Average Annual Return, Percent			18.56%	15.32%	18.13%
Initial Class | Average Annual Return, Percent			14.35%	12.69%	16.14%
Initial Class | Performance Inception Date		May 01, 1998
Service Class | Average Annual Return, Percent			14.07%	12.41%	15.85%
Service Class | Performance Inception Date		Jun. 06, 2003
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[3]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

NYLI VP Winslow Large Cap Growth Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	28.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.10%)
Lowest Quarterly Return, Date	Jun. 30, 2022
NYLI VP Balanced Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 1000® Value Index, Bloomberg U.S. Intermediate Government/Credit Bond Index and Balanced Composite Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. The Portfolio’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC.

Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies for the equity portion of the Portfolio.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 1000® Value Index, Bloomberg U.S. Intermediate Government/Credit Bond Index and Balanced Composite Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. The Portfolio’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC.Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies for the equity portion of the Portfolio.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	12.61%
Worst Quarter
2020, Q1	-16.28%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Balanced Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
Russell 1000® Value Index2 | Average Annual Return, Label [Optional Text]	[2]	Russell 1000® Value Index2
Russell 1000® Value Index2 | Average Annual Return, Percent			15.91%	11.33%	10.53%
Bloomberg U.S. Intermediate Government/Credit Bond Index3 | Average Annual Return, Label [Optional Text]	[3]	Bloomberg U.S. Intermediate Government/Credit Bond Index3
Bloomberg U.S. Intermediate Government/Credit Bond Index3 | Average Annual Return, Percent			6.97%	0.96%	2.29%
Balanced Composite Index4 | Average Annual Return, Label [Optional Text]	[4]	Balanced Composite Index4
Balanced Composite Index4 | Average Annual Return, Percent			12.34%	7.28%	7.45%
Initial Class | Average Annual Return, Percent			11.44%	7.41%	7.30%
Initial Class | Performance Inception Date		May 02, 2005
Service Class | Average Annual Return, Percent			11.16%	7.14%	7.04%
Service Class | Performance Inception Date		May 02, 2005
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[3]	The Bloomberg U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.
[4]	The Balanced Composite Index consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

NYLI VP Balanced Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP Income Builder Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and two additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg U.S. Aggregate Bond Index and Blended Benchmark Index generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	10.05%
Worst Quarter
2020, Q1	-13.15%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Income Builder Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index | Average Annual Return, Label [Optional Text]	[1]	MSCI World Index (Net)1
MSCI World Index | Average Annual Return, Percent			21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg U.S. Aggregate Bond Index2
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Blended Benchmark Index3 | Average Annual Return, Label [Optional Text]	[3]	Blended Benchmark Index3
Blended Benchmark Index3 | Average Annual Return, Percent			15.51%	7.13%	8.23%
Initial Class | Average Annual Return, Percent			16.99%	6.56%	7.40%
Initial Class | Performance Inception Date		Jan. 29, 1993
Service Class | Average Annual Return, Percent			16.70%	6.29%	7.13%
Service Class | Performance Inception Date		Jun. 04, 2003
[1]	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[3]	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.

NYLI VP Income Builder Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.15%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP Janus Henderson Balanced Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance, as well as two additional indexes and a composite index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, the Bloomberg U.S. Aggregate Bond Index and the Janus Balanced Composite Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	13.16%
Worst Quarter
2020, Q1	-11.84%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Janus Henderson Balanced Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[2]	S&P 500® Index2
S&P 500® Index2 | Average Annual Return, Percent			17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[3]	Bloomberg U.S. Aggregate Bond Index3
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Janus Balanced Composite Index4 | Average Annual Return, Label [Optional Text]	[4]	Janus Balanced Composite Index4
Janus Balanced Composite Index4 | Average Annual Return, Percent			14.17%	7.92%	9.24%
Initial Class | Average Annual Return, Percent			15.05%	8.58%	10.19%
Initial Class | Performance Inception Date		Feb. 17, 2012
Service Class | Average Annual Return, Percent			14.76%	8.30%	9.91%
Service Class | Performance Inception Date		Feb. 17, 2012
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[3]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[4]	The Janus Balanced Composite Index is comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 55%/45% through April 30, 2025 and 60%/40%, thereafter, respectively.

NYLI VP Janus Henderson Balanced Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP MacKay Convertible Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	23.28%
Worst Quarter
2020, Q1	-13.68%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP MacKay Convertible Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
ICE BofA U.S. Convertible Index2 | Average Annual Return, Label [Optional Text]	[2]	ICE BofA U.S. Convertible Index2
ICE BofA U.S. Convertible Index2 | Average Annual Return, Percent			17.98%	5.05%	11.22%
Initial Class | Average Annual Return, Percent			16.40%	5.60%	10.38%
Initial Class | Performance Inception Date		Oct. 01, 1996
Service Class | Average Annual Return, Percent			16.11%	5.34%	10.10%
Service Class | Performance Inception Date		Jun. 05, 2003
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The ICE BofA U.S. Convertible Index is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

NYLI VP MacKay Convertible Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.28%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP MacKay Convertible Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Service 2 Class Shares(by calendar year 2017-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	23.17%
Worst Quarter
2020, Q1	-13.76%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP MacKay Convertible Portfolio			12 Months Ended	60 Months Ended	116 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)	1.77%
ICE BofA U.S. Convertible Index2 | Average Annual Return, Label [Optional Text]	[2]	ICE BofA U.S. Convertible Index2
ICE BofA U.S. Convertible Index2 | Average Annual Return, Percent			17.98%	5.05%	11.57%
Service 2 Class | Average Annual Return, Percent			15.99%	5.24%	10.17%
Service 2 Class | Performance Inception Date		Apr. 26, 2016
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The ICE BofA U.S. Convertible Index is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

NYLI VP MacKay Convertible Portfolio | Service 2 Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP CBRE Global Infrastructure Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The table also includes the average annual returns of the FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. Effective February 28, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2019, Q1	16.99%
Worst Quarter
2020, Q1	-28.97%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP CBRE Global Infrastructure Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index | Average Annual Return, Label [Optional Text]	[1]	MSCI World Index (Net)1
MSCI World Index | Average Annual Return, Percent			21.09%	12.15%	12.17%
FTSE Global Core Infrastructure 50/50 Index | Average Annual Return, Label [Optional Text]	[2]	FTSE Global Core Infrastructure 50/50 Index (Net)2
FTSE Global Core Infrastructure 50/50 Index | Average Annual Return, Percent			14.36%	6.95%	7.79%
Initial Class | Average Annual Return, Percent			15.60%	7.06%	2.64%
Initial Class | Performance Inception Date		May 01, 2015
Service Class | Average Annual Return, Percent			15.31%	6.79%	2.39%
Service Class | Performance Inception Date		May 01, 2015
[1]	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[2]	The FTSE Global Core Infrastructure 50/50 Index (Net) is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

NYLI VP CBRE Global Infrastructure Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.99%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP Hedge Multi-Strategy Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P Balanced Equity and Bond-Conservative Index, Barclay Hedge Fund Index and NYLI Hedge Multi-Strategy Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P Balanced Equity and Bond-Conservative Index, Barclay Hedge Fund Index and NYLI Hedge Multi-Strategy Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	6.36%
Worst Quarter
2020, Q1	-7.48%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Hedge Multi-Strategy Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
S&P Balanced Equity and Bond Conservative Index2 | Average Annual Return, Label [Optional Text]	[2]	S&P Balanced Equity and Bond Conservative Index2
S&P Balanced Equity and Bond Conservative Index2 | Average Annual Return, Percent			10.66%	2.26%	4.75%
Barclay Hedge Fund Index3 | Average Annual Return, Label [Optional Text]	[3]	Barclay Hedge Fund Index3
Barclay Hedge Fund Index3 | Average Annual Return, Percent			12.16%	6.34%	6.38%
NYLI Hedge Multi-Strategy Index4 | Average Annual Return, Label [Optional Text]	[4]	NYLI Hedge Multi-Strategy Index4
NYLI Hedge Multi-Strategy Index4 | Average Annual Return, Percent			9.36%	3.74%	4.00%
Initial Class | Average Annual Return, Percent			8.05%	2.92%	2.07%
Initial Class | Performance Inception Date		May 01, 2013
Service Class | Average Annual Return, Percent			7.78%	2.67%	1.81%
Service Class | Performance Inception Date		May 01, 2013
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The S&P Balanced Equity and Bond-Conservative Index consists of a position in the S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).
[3]	The Barclay Hedge Fund Index is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.
[4]	The NYLI Hedge Multi-Strategy Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

NYLI VP Hedge Multi-Strategy Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	6.95%
Worst Quarter
2022, Q1	-6.27%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Bond Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Initial Class | Average Annual Return, Percent			6.83%	(0.63%)	1.96%
Initial Class | Performance Inception Date		Jan. 23, 1984
Service Class | Average Annual Return, Percent			6.57%	(0.88%)	1.71%
Service Class | Performance Inception Date		Jun. 04, 2003
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

NYLI VP Bond Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.95%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.27%)
Lowest Quarterly Return, Date	Mar. 31, 2022
NYLI VP Floating Rate Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	8.60%
Worst Quarter
2020, Q1	-11.96%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Floating Rate Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Morningstar LSTA US Leveraged Loan Index2 | Average Annual Return, Label [Optional Text]	[2]	Morningstar LSTA US Leveraged Loan Index2
Morningstar LSTA US Leveraged Loan Index2 | Average Annual Return, Percent			5.90%	6.42%	5.83%
Initial Class | Average Annual Return, Percent			5.13%	5.43%	5.01%
Initial Class | Performance Inception Date		May 02, 2005
Service Class | Average Annual Return, Percent			4.86%	5.16%	4.74%
Service Class | Performance Inception Date		May 02, 2005
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The Morningstar LSTA US Leveraged Loan Index is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

NYLI VP Floating Rate Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP MacKay High Yield Corporate Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	9.24%
Worst Quarter
2020, Q1	-12.20%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP MacKay High Yield Corporate Bond Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
ICE BofA U.S. High Yield Constrained Index2 | Average Annual Return, Label [Optional Text]	[2]	ICE BofA U.S. High Yield Constrained Index2
ICE BofA U.S. High Yield Constrained Index2 | Average Annual Return, Percent			8.50%	4.50%	6.44%
Initial Class | Average Annual Return, Percent			6.87%	4.44%	6.14%
Initial Class | Performance Inception Date		May 01, 1995
Service Class | Average Annual Return, Percent			6.60%	4.18%	5.87%
Service Class | Performance Inception Date		Jun. 04, 2003
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The ICE BofA U.S. High Yield Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

NYLI VP MacKay High Yield Corporate Bond Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP MacKay Strategic Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	7.20%
Worst Quarter
2020, Q1	-6.91%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP MacKay Strategic Bond Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Initial Class | Average Annual Return, Percent			8.87%	3.98%	4.40%
Initial Class | Performance Inception Date		Apr. 29, 2011
Service Class | Average Annual Return, Percent			8.60%	3.73%	4.14%
Service Class | Performance Inception Date		Apr. 29, 2011
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

NYLI VP MacKay Strategic Bond Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023 Q4	6.22%
Worst Quarter
2022, Q3	-4.98%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP MacKay U.S. Infrastructure Bond Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Bloomberg 5-10 Year Taxable Municipal Bond Index2 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg 5-10 Year Taxable Municipal Bond Index2
Bloomberg 5-10 Year Taxable Municipal Bond Index2 | Average Annual Return, Percent			8.78%	0.94%	3.15%
Initial Class | Average Annual Return, Percent			8.44%	0.10%	1.38%
Initial Class | Performance Inception Date		Jan. 29, 1993
Service Class | Average Annual Return, Percent			8.17%	(0.15%)	1.13%
Service Class | Performance Inception Date		Jun. 04, 2003
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The Bloomberg 5-10 Year Taxable Municipal Bond Index is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.22%
Highest Quarterly Return, Date	Sep. 30, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.98%)
Lowest Quarterly Return, Date	Sep. 30, 2022
NYLI VP Pimco Real Return Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	5.34%
Worst Quarter
2022, Q2	-6.31%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Pimco Real Return Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Bloomberg U.S. TIPS Index2 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg U.S. TIPS Index2
Bloomberg U.S. TIPS Index2 | Average Annual Return, Percent			7.01%	1.12%	3.08%
Initial Class | Average Annual Return, Percent			8.16%	1.36%	3.29%
Initial Class | Performance Inception Date		Feb. 17, 2012
Service Class | Average Annual Return, Percent			7.89%	1.11%	3.03%
Service Class | Performance Inception Date		Feb. 17, 2012
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The Bloomberg U.S. TIPS Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

NYLI VP Pimco Real Return Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.34%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.31%)
Lowest Quarterly Return, Date	Jun. 30, 2022
NYLI VP U.S. Government Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare to those of a money market fund average. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Average Lipper Variable Products U.S. Government Money Market Portfolio, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests.

Effective August 26, 2016 and October 14, 2016, the Portfolio modified its principal investment strategies in connection with commencing operations as a “government money market fund.” Consequently the performance information below may have been different if the current investment strategies had been in effect during the period prior to the Portfolio commencing operations as a “government money market fund.”

For certain periods, the Manager voluntarily has waived or reimbursed the Portfolio’s expenses to the extent it deemed appropriate to enhance the Portfolio's yield during periods when expenses had a significant impact on yield because of low interest rates. Without these waivers or reimbursements, the Portfolio’s returns would have been lower. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

For current yield information, call toll-free: 800-598-2019.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare to those of a money market fund average. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Average Lipper Variable Products U.S. Government Money Market Portfolio, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. Effective August 26, 2016 and October 14, 2016, the Portfolio modified its principal investment strategies in connection with commencing operations as a “government money market fund.” Consequently the performance information below may have been different if the current investment strategies had been in effect during the period prior to the Portfolio commencing operations as a “government money market fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	1.29%
Worst Quarter
2022, Q1	0.00%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP U.S. Government Money Market Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Average Lipper Variable Products U.S. Government Money Market Portfolio1 | Average Annual Return, Label [Optional Text]	[1]	Average Lipper Variable Products U.S. Government Money Market Portfolio1
Average Lipper Variable Products U.S. Government Money Market Portfolio1 | Average Annual Return, Percent			3.89%	2.91%	1.83%
Initial Class | Average Annual Return, Percent			4.05%	3.02%	1.89%
Initial Class | Performance Inception Date		Jan. 29, 1993
[1]	The Average Lipper Variable Products U.S. Government Money Market Portfolio is an equally weighted performance average consisting of funds that invest 99.5% of their assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash, and have a weighted average maturity of 60 days or less. These funds intend to keep a constant net asset value.

NYLI VP U.S. Government Money Market Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
NYLI VP Conservative Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The table also includes the average annual returns of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Conservative Allocation Composite Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	9.74%
Worst Quarter
2022, Q2	-9.28%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Conservative Allocation Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[1]	S&P 500® Index2
S&P 500® Index2 | Average Annual Return, Percent			17.88%	14.42%	14.82%
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[2]	MSCI EAFE® Index (Net)3
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%	8.18%
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[3]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Conservative Allocation Composite Index4 | Average Annual Return, Label [Optional Text]	[4]	Conservative Allocation Composite Index4
Conservative Allocation Composite Index4 | Average Annual Return, Percent			12.79%	4.99%	6.58%
Initial Class | Average Annual Return, Percent			9.56%	3.93%	5.40%
Initial Class | Performance Inception Date		Feb. 13, 2006
Service Class | Average Annual Return, Percent			9.29%	3.67%	5.14%
Service Class | Performance Inception Date		Feb. 13, 2006
[1]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[2]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[3]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[4]	The Conservative Allocation Composite Index consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

NYLI VP Conservative Allocation Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.28%)
Lowest Quarterly Return, Date	Jun. 30, 2022
NYLI VP Equity Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, MSCI EAFE® Index (Net) and Equity Allocation Composite Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	19.93%
Worst Quarter
2020, Q1	-22.67%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Equity Allocation Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[2]	S&P 500® Index2
S&P 500® Index2 | Average Annual Return, Percent			17.88%	14.42%	14.82%
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[3]	MSCI EAFE® Index (Net)3
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%	8.18%
Equity Allocation Composite Index4 | Average Annual Return, Label [Optional Text]	[4]	Equity Allocation Composite Index4
Equity Allocation Composite Index4 | Average Annual Return, Percent			21.21%	13.12%	13.20%
Initial Class | Average Annual Return, Percent			13.98%	8.17%	9.34%
Initial Class | Performance Inception Date		Feb. 13, 2006
Service Class | Average Annual Return, Percent			13.69%	7.90%	9.07%
Service Class | Performance Inception Date		Feb. 13, 2006
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[3]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[4]	The Equity Allocation Composite Index consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

NYLI VP Equity Allocation Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP Growth Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and four additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, MSCI EAFE® Index (Net), Bloomberg U.S. Aggregate Bond Index and Growth Allocation Composite Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	16.83%
Worst Quarter
2020, Q1	-18.98%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Growth Allocation Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[2]	S&P 500® Index2
S&P 500® Index2 | Average Annual Return, Percent			17.88%	14.42%	14.82%
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[3]	MSCI EAFE® Index (Net)3
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%	8.18%
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[4]	Bloomberg U.S. Aggregate Bond Index4
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Growth Allocation Composite Index5 | Average Annual Return, Label [Optional Text]	[5]	Growth Allocation Composite Index5
Growth Allocation Composite Index5 | Average Annual Return, Percent			18.38%	10.40%	11.03%
Initial Class | Average Annual Return, Percent			12.52%	7.33%	8.32%
Initial Class | Performance Inception Date		Feb. 13, 2006
Service Class | Average Annual Return, Percent			12.24%	7.06%	8.05%
Service Class | Performance Inception Date		Feb. 13, 2006
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[3]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[5]	The Growth Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

NYLI VP Growth Allocation Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI VP Moderate Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and four additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, MSCI EAFE® Index (Net), Bloomberg U.S. Aggregate Bond Index and Moderate Allocation Composite Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	13.25%
Worst Quarter
2020, Q1	-13.16%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI VP Moderate Allocation Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%	14.29%
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[2]	S&P 500® Index2
S&P 500® Index2 | Average Annual Return, Percent			17.88%	14.42%	14.82%
MSCI EAFE® Index | Average Annual Return, Label [Optional Text]	[3]	MSCI EAFE® Index (Net)3
MSCI EAFE® Index | Average Annual Return, Percent			31.22%	8.92%	8.18%
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Label [Optional Text]	[4]	Bloomberg U.S. Aggregate Bond Index4
Bloomberg U.S. Aggregate Bond Index4 | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Moderate Allocation Composite Index5 | Average Annual Return, Label [Optional Text]	[5]	Moderate Allocation Composite Index5
Moderate Allocation Composite Index5 | Average Annual Return, Percent			15.57%	7.69%	8.82%
Initial Class | Average Annual Return, Percent			11.30%	5.62%	6.88%
Initial Class | Performance Inception Date		Feb. 13, 2006
Service Class | Average Annual Return, Percent			11.02%	5.36%	6.61%
Service Class | Performance Inception Date		Feb. 13, 2006
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[3]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[5]	The Moderate Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

NYLI VP Moderate Allocation Portfolio | Initial Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.25%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020